Other Long-Term Assets	12 Months Ended
Dec. 31, 2016
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Other Long-Term Assets

Note 5—Other Long-Term Assets

Other long-term assets consists solely of a single custom reagent that was available to be used for the development of the Company’s product candidate OPX-212 for NMO, other Pre-Phase III research activities or potentially for other treatment options or autoimmune diseases utilizing the T-cell technology platform. Upon consumption, the costs of this reagent are amortized to research and development expenses in the consolidated statements of operations. The custom reagent has a three-year shelf life and its expiration is November 2018. At December 31, 2016 and 2015, other long-term assets consist solely of a single custom reagent with a carrying value of $0 and $496,269, respectively, which included a 100% write-down of the asset value at December 31, 2016 to account for the uncertainty in future use of the custom reagent.